TRADE ACCOUNTS RECEIVABLE (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivables being serviced under a receivables purchase agreement	$ 144.9	$ 145.2
Receivables purchase agreement, maximum of sale of accounts receivables	225.0
Receivables purchase agreement, difference between carrying amount of receivable sold and cash received	$ 1.6	$ 2.0